Related party transactions (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Interest income receivable	$ 2,133	$ 1,991
Associates [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable from associates	500	3,200
Interest income	900	500
Interest income receivable	900	$ 1,700
Associates [Member] | Bridge Loan Financing [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable from associates	$ 8,800
Interest rate	8.25%
Associates [Member] | Working Capital Facility [Member]
Disclosure of transactions between related parties [line items]
Interest rate	12.50%
Falco [Member]
Disclosure of transactions between related parties [line items]
Interest income receivable converted into common shares	$ 1,800
Notes receivable applied against first installment of a secured silver stream credit facility	$ 20,000